Basis of preparation (Tables)	12 Months Ended
Jun. 30, 2019
Basis of preparation
Schedule of Information About Financial Statements and Amounts of Affiliated Entities Explanatory

	2018	2019
	RMB	RMB
Total non-current assets	710,464	687,407
Total current assets	848,028	1,313,326
Total assets	1,558,492	2,000,733
Total non-current liabilities	—	7,270
Total current liabilities	396,238	635,670
Total liabilities	396,238	642,940

	2017	2018	2019
	RMB	RMB	RMB
Revenue	853,247	1,110,470	1,087,054
Profit before tax	165,300	221,057	202,157
Net profit	165,300	177,088	152,713